Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - CAD ($)	Mar. 31, 2018	Mar. 31, 2017
Accounts Payable And Accrued Liabilities
Accounts payable	$ 364,099	$ 14,841
Total	$ 364,099	$ 14,841